Share-based payment reserve	12 Months Ended
Jun. 30, 2018
Share-based payment reserve.
Share-based payment reserve

35Share-based payment reserve

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share- based payment schemes:
Equity-settled – recognised directly in equity		3 776	463	123
Sasol Inzalo share transaction	35.1	34	76	123
Sasol Khanyisa share transaction(1)	35.2	2 953	—	—
		2 866	—	—
Sasol ordinary BEE (SOLBE1) shares issued(2)		1 104	—	—
Khanyisa Public		1 762	—	—
Tier 1 - Khanyisa Employee Share Ownership Plan (ESOP)		52
Tier 2 - Khanyisa ESOP		35
Long-term incentives(3)	35.3	789	387	—

Employee-related share-based payment expense (included in amount above)		910	463	123

(1)	In November 2017, Sasol Khanyisa a new Broad-Based Black Economic Empowerment (B-BBEE) scheme was approved by shareholders at a General Meeting.

(2)	IFRS 2 expense recognised immediately, as shares granted to participants are unencumbered and can be traded immediately.

(3)	On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

Accounting policies:

To the extent that an entity grants shares or share options in a BEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is charged to the income statement in the period in which the transaction becomes effective. Where the BEE transaction includes service conditions the difference will be charged to the income statement over the period of these service conditions. Trickle dividends paid to participants during the transaction term are taken into account in measuring the fair value of the award. As the funds to pay the trickle dividend are leaving the Company, a corresponding share of earnings will be allocated to the non controlling shareholders. There were no trickle dividends paid during the current year.

Equity-settled share incentive schemes

35.1The Sasol Inzalo share transaction

In May 2008, shareholders approved the Sasol Inzalo share transaction, a broad-based black economic empowerment (B-BBEE) transaction, which resulted in the transfer of beneficial ownership of 10% (63,1 million shares) of Sasol Limited’s issued share capital before the implementation of this transaction to its employees and a wide spread of BEE participants. This award was financed using both external funding that was guaranteed by Sasol, and internal funding provided directly by Sasol to enable participants to purchase the shares in Sasol Limited.

The Sasol Inzalo Employee share transaction ended on 4 June 2018. Sasol exercised its right to repurchase the 25 231 686 Sasol Limited (SOL) shares held by the Sasol Inzalo Employee and Management Trusts at a nominal value of R0,01 per share in accordance with the repurchase formula agreed for the notional vendor funding. Consequently the relevant vested participants in the Inzalo Employee Schemes received no distribution of SOL Shares.

The Sasol Inzalo Groups share transaction terminated on 27 June 2018. Sasol repurchased 9 461 882 preferred ordinary shares from Sasol Inzalo Groups Funding (RF) (Pty) Ltd at the 30 day Volume Weighted Average Price (VWAP) on 25 June 2018 of R475,03 per share. This repurchase enabled Sasol Inzalo Groups Funding (RF) (Pty) Ltd to repay the external debt, however no value over and above this debt repayment was created, and as a result, there was no distribution to Inzalo Groups participants.

The Sasol Inzalo Foundation (renamed to the Sasol Foundation), remains as an unencumbered shareholder of 9 461 882 shares in Sasol Limited as the Board approved that the repurchase right would not be exercised, and there was no recovery of the financing owed to Sasol by the Foundation. The Sasol Foundation continues to be consolidated by the group, and these shares therefore remain accounted for as treasury shares.

The Sasol Inzalo Public share transaction will terminate in September 2018. The estimated share price required at that point, to create value for the Inzalo Public participants, is R462,00 (2017: R456,30).

The share-based payment expense in relation to Sasol Inzalo recognised in the current year is calculated based on the assumptions applicable to the year in which the share rights were granted.

35.2The Sasol Khanyisa share transaction

In November 2017, Sasol shareholders approved the implementation of a new black-economic empowerment scheme, Sasol Khanyisa. Sasol Khanyisa has been designed to comply with the revised B–BBEE legislation in South Africa and seeks to ensure on-going and sustainable B-BBEE ownership credentials for Sasol Limited.

Sasol Khanyisa contains a number of elements structured at both a Sasol Limited and at a subsidiary level, Sasol South Africa (SSA) which is a wholly-owned subsidiary of Sasol Limited and houses the majority of the group’s South African operations.

The participants of Sasol Inzalo included SOLBE1 shareholders (who paid in cash for their SOLBE1 shares), Inzalo Groups and Inzalo Public, who were funded with a combination of external and vendor financing, Sasol employees, who were funded via notional vendor financing, and the Inzalo Foundation, also funded via notional vendor financing. The participants of Sasol Khanyisa are limited to those individuals, groups and employees that participated in the Sasol Inzalo transaction as well as certain elements of the transaction will also be awarded to eligible Black persons who are currently employed by Sasol and were not participants of Sasol Inzalo. At the end of 10 years, or earlier if the underlying funding has been settled, the participants will exchange their SSA shareholding on a fair value-for-value basis for SOLBE1 shares to the extent of any value created during the transaction term.

SOLBE1 shares can only be traded between Black Persons on the Empowerment Segment of the JSE. This transaction will therefore ensure evergreen B-BBEE ownership credentials for Sasol Limited.

Sasol Khanyisa comprises of the following elements:

SOLBE1 Election – 1 for 4

In terms of Sasol Inzalo, certain members of the black public paid for SOLBE1 shares, which are listed on the Empowerment Segment of the JSE. Under their existing terms, these SOLBE1 shares would automatically re-designate to Sasol ordinary shares (“SOL”) at the end of the Sasol Inzalo transaction.

In order for these members to retain their SOLBE1 shares, SOLBE1 shareholders could make an election that their shares did not redesignate to SOL shares, and instead remained SOLBE1 shares. These electing shareholders received 1 additional SOLBE1 share for every 4 held, and were eligible to participate in the Khanyisa transaction. This award of additional SOLBE1 shares is recognised at grant date because there are no related vesting conditions.

An expense of R95 million was recognised at 30 June 2018.

SOLBE1, Public and Groups participants – 1 for 10

Participants that were part of Inzalo Groups, Inzalo Public and electing SOLBE1 shareholders were invited to participate in Sasol Khanyisa. Participants who did not reject the invitation received, at no cost to them, 1 SOLBE1 share for every 10 Khanyisa shares held. This award of SOLBE1 shares is recognised at the grant date because there are no related vesting conditions.

An expense of R1 billion was recognised at 30 June 2018.

Tier 1 - Khanyisa Employee Share Ownership Plan – Eligible Inzalo participants

Inzalo Employee Scheme participants, who were still actively employed by Sasol were granted rights in SOL shares or SOLBE1 Shares, at no cost to them, to the value of R100 000, all of which will vest after a three year service period. Black employees were able to choose to receive the award in SOL or SOLBE1 shares, whilst employees who are not black people received an award in SOL shares, as SOLBE1 shares may only be held by qualifying black people. Employees will receive dividends on these shares throughout the 3 year vesting period. This award will be recognised on a straight line basis over the three year vesting period. The employer companies made a cash contribution to the Khanyisa ESOP to enable this ownership plan.

An expense of R52 million was recognised at 30 June 2018.

Sasol Khanyisa – SSA (Tier 2 and Khanyisa Public)

Inzalo Groups, Inzalo Public and electing SOLBE1 shareholders; as well as qualifying Black employees, were invited to participate in the SSA element of the Khanyisa transaction. The BEE participation in SSA comprises two groups of participants, being the external public participants (made up of Inzalo Groups, Inzalo Public and electing SOLBE1 shareholders) who participate via Khanyisa Public, and qualifying black employees who participate via the Khanyisa Employee Share Ownership plan (Khanyisa ESOP).

Both Khanyisa Public and the Khanyisa ESOP have a beneficial interest, funded wholly by Sasol (vendor funding), in approximately 9,2% each in SSA. As dividends are declared by SSA, 97,5% of these will be utilised to repay the vendor funding, as well as the related financing cost, calculated at 75% of prime rate. 2,5% of dividends will be distributed to participants as a trickle dividend and accounted for as a non-controlling interest. At the end of the 10 year transaction term, or earlier, if the vendor funding is repaid, the net value in SSA shares will be exchanged for SOLBE1 shares on a fair value-for-value basis which will be distributed to participants. Any vendor funding not yet settled by the end of the transaction term will be settled using the SSA shares, and will reduce any distribution made to participants. Since any ultimate value created for participants will be granted in the form of SOLBE1 shares, the accounting for this transaction is similar to an option over Sasol shares granted for no consideration.

Khanyisa Public

There are no vesting conditions attached to the grant, and as such, the expense of R1,8 billion was recognised in full at the grant date.

Khanyisa ESOP (Tier 2)

The employees have service conditions over the 10 year transaction term, and as such, the expense will be recognised over this period, with R35 million having been recognised at 30 June 2018.

[For the image depicting the structure of the Sasol Khanyisa transaction, please refer to Exhibit 99.1 as filed with the form 20-F on 28 August 2018]

							IFRS
							expense
					Weighted		recognised
		Number		Number	average	Total	for the year
		of	Number	of Sasol	fair	IFRS	ended
Components of the		SOLBE1	of SOL	Khanyisa	value	expense	30 June 2018
transaction	Grant date	Shares	shares	shares	Rand	Rm	Rm
SOLBE1 Election 1 for 4	23 March 2018	245 741	—	—	386,00	95	95
Khanyisa Public 1 for 10	1 June 2018	2 727 281	—	—	370,00	1 009	1 009
Sasol Khanyisa Public(1),(3)	1 June 2018	—	—	26 503 642	66,48	1 762	1 762
ESOP - Tierl(2)	1 June 2018	—	2 082 520	—	481,50	1 003	27
ESOP - T ierl(2)	1 June 2018	2 396 048	—	—	370,00	887	25
ESOP - Tier2(2),(3)	25 May 2018	—	—	26 503 642	66,48	1 762	35

		5 369 070	2 082 520	53 007 284		6 518	2 953

(1)	The estimated strike price value for Khanyisa Public and ESOP Tier 2 is R313,25 and represents the remaining vendor funding per share as at 30 June 2018.

(2)

The ESOP Tierl and 2 options outstanding have a weighted average remaining vesting period of 2,9 and 5,8 years. ESOP Tier 1 vests after 3 years and ESOP Tier 2 has a staggered vesting period, with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years.

(3)

The weighted average fair value price is derived from the Monte-Carlo option pricing model. The price will move closer to the strike price over the transaction period as certainty of dividends declared by SSA is expected to exceed outstanding vendor financing.

The SSA Khanyisa share-based payment expense was calculated using an option pricing model reflective of the underlying characteristics of each part of the transaction. It was calculated using the following assumptions at grant date:

Average fair value Sasol Khanyisa options granted		2018

Model		Monte-Carlo
Risk - free interest rate	(%)	8,08
Expected volatility	(%)	28,49
Expected dividend yield	(%)	1,8 – 10,1

The risk-free rate for periods within the contractual term of the share rights is based on a zero-coupon Rand swap curve at the time of the grant.

The expected volatility in the value of the share rights granted is determined using the historical volatility of the Sasol share price.

The dividend yields of the share rights granted is determined using the expected term structure of dividend yields on the underlying equity value over the life of the transaction.

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

Areas of judgement:

The measurement of the Khanyisa SSA share based payment is subject to estimation and judgment, as there are a number of variables affecting the Monte-Carlo option pricing model used in the calculation of the share based payment. The value of the share based payment is determined with reference to the extent the fair value of SSA and any dividends declared by SSA is expected to exceed any outstanding vendor financing at the end of the transaction period.

•	Equity value attributable to participants:

The value attributable to the participants by virtue of their shareholding in SSA was calculated with reference to the expected future cash flows and budgets of the SSA Group. The underlying macroeconomic assumptions utilised for this valuation are based on latest forecast and estimates and include brent crude oil prices, US$/Rand exchange rates and pricing assumptions.

•	Forecasted dividend yield:

The forecasted dividend yield of the SSA Group was calculated based on a benchmarked EBITDA multiple, and the available free cash flow anticipated over the term of the transaction of 10 years.

•	Other assumptions:

Impacts of non-transferability and appropriate minority and liquidity discounts have also been taken into account. Discount rates applied incorporate the relevant debt and equity costs of the group, and are aligned to the WACC rates for the entity.

•	A zero-coupon Rand interest rate swap curve was constructed and utilised as an appropriate representation of a risk-free interest rate curve.

•	A Rand prime interest rate curve was estimated utilising the historical Rand Prime Index and the 3 month Johannesburg Interbank Agreed Rate.

35.3Sasol Long—term Incentive Scheme

During September 2009, the group introduced the Sasol Long-term Incentive scheme (LTI). The objective of the LTI scheme is to provide qualifying employees the opportunity of receiving an incentive linked to the value of Sasol Limited ordinary shares and to align the interest of employees with the interest of shareholders. The LTI scheme allows certain senior employees to earn a long-term incentive amount linked to certain Corporate Performance Targets (CPTs). Allocations of the LTI are linked to the performance of both the group and the individual. The employer companies make a cash contribution to an independent service provider to enable this ownership plan.

On resignation, LTIs which have not yet vested will lapse. On death, retirement and retrenchment, the LTIs vest immediately, calculated to the extent that the CPTs are anticipated to be met, and are settled within 40 days from the date of termination. Accelerated vesting does not apply to top management. In November 2016, the scheme was converted from cash-settled to equity-settled. All the vesting conditions and all other terms and conditions of the scheme remain the same, including the standard vesting period of three years, with the exception of top management, who have five year vesting period for 50% of the awards.

The maximum number of shares issued under the equity-settled LTI scheme may not exceed 32,5 million representing 5% of Sasol Limited’s issued share capital at the time of approval.

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2016	—	—
Conversion of LTI scheme to equity-settled scheme on 25 November 2016	6 398 182	340,85
LTIs granted	150 200	370,47
LTIs vested	(194 390)	359,92
Effect of CPTs and LTIs forfeited	(155 403)	343,03

Balance at 30 June 2017	6 198 589	337,80
LTIs granted	2 626 268	376,73
LTIs vested	(1 868 963)	347,93
Effect of CPTs and LTIs forfeited	(159 406)	349,95

Balance at 30 June 2018*	6 796 488	348,19

*	The incentives outstanding as at 30 June 2018 have a weighted average remaining vesting period of 1,5 years. The exercise price of these options is Rnil.

	2018	2017
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	396,02	375,43

Average fair value of incentives granted		2018	2017
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate - Rand	(%)	6,98 – 7,34	7,03 – 9,22
Risk-free interest rate - US$	(%)	1,01 – 1,47	0,76 – 0,91
Expected volatility	(%)	24,73	29,87
Expected dividend yield	(%)	3,65	3,42
Expected forfeiture rate	(%)	5	3 – 5
Vesting period - top management		3 / 5 years	3 / 5 years
Vesting period - all other participants		3 years	3 years

The risk-free rate for periods within the contractual term of the rights is based on the Rand and US$ swap curve in effect at the time of the valuation of the grant.

The expected volatility in the value of the rights granted is determined using the historical volatility of the Sasol share price.

The expected dividend yield of the rights granted is determined using expected dividend payments of the Sasol ordinary shares.

The valuation of the share-based payment expense requires a significant degree of judgement to be applied by management.

Accounting policies:

The equity-settled schemes allow certain employees the right to receive ordinary shares in Sasol Limited after a prescribed period. Such equity-settled share-based payments are measured at fair value at the date of the grant. The fair value determined at the grant date of the equity-settled share-based payments is charged as employee costs, with a corresponding increase in equity, on a straight-line basis over the period that the employees become unconditionally entitled to the shares, based on management’s estimate of the shares that will vest and adjusted for the effect of non-market-based vesting conditions. These equity-settled share-based payments are not subsequently revalued.